ORGANIZATION	12 Months Ended
Dec. 31, 2011
ORGANIZATION [Abstract]
ORGANIZATION

NOTE 1 ORGANIZATION

EcoLiveGreen, Corp. (a development stage enterprise) (the Company) was formed on November 5, 2008 in the State of Florida. The Company's activities to date have been primarily directed towards the raising of capital, acquiring and developing intellectual properties and applying and administering patents through the process with the United States Patent and Trademark Office.